Accounting Standards Updates	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting Standards Updates
ACCOUNTING STANDARDS UPDATES

In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2013-02 "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"). This update requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income (loss) by component, and their corresponding effects on net income if required under GAAP to be reclassified to net income in their entirety in the same reporting period; otherwise, cross-reference to other disclosures is required. ASU 2013-02 is effective for all reporting periods beginning after December 15, 2012. The Company adopted ASU 2013-02 as of January 1, 2013 without material impact on the Company's consolidated financial statements. See Note 6: Stockholders' Equity.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11 "Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force)" ("ASU 2013-11"). The amendments in ASU 2013-11 provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance requires an unrecognized tax benefit to be presented as a decrease in a deferred tax asset where a net operating loss, a similar tax loss, or a tax credit carryforward exists and certain criteria are met. This update will become effective for the interim period beginning January 1, 2014, applied prospectively. Based upon its evaluation, the Company has determined that the standard update will not have a material impact on its consolidated financial statements.